Label	Element	Value
Bridge Builder International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001567101_SupplementTextBlock
BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated August 31, 2016

to the Prospectus

dated October 28, 2015,

as supplemented April 18, 2016 and July 22, 2016

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is supplemented as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder International Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1. The paragraph under the sub-section entitled "Principal Investment Strategies – BlackRock's Principal Investment Strategies" under the section entitled "Summary Section" is hereby deleted and replaced with the following:

BlackRock invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices. The MSCI EAFE Growth and MSCI EAFE Value Indices measures the performance of large and mid-capitalization companies across developed markets, excluding the United States and Canada. The MSCI EAFE Growth Index focuses on companies exhibiting overall growth style characteristics, while the MSCI EAFE Value Index focuses on companies exhibiting overall value style characteristics.